UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2005

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         May 12, 2005
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 104

Form 13F Information Table Value Total: $206,497,701 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


9/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE
Adobe Systems Inc
Common
00724F101
443,322.00
6,600
x
ALL
3,000

3,600
A F L A C Inc
Common
001055102
1,365,579.00
36,650
x
ALL
25,680

10,970
Applied Materials Inc
Common
038222105
5,180,906.25
318,825
x
ALL
233,585

85,240
Amgen Incorporated
Common
031162100
6,520,102.10
112,010
x
ALL
64,625

47,385
Amsurg Corporation
Common
03232P405
2,974,900.50
117,585
x
ALL
88,585

29,000
Apache Corp
Common
037411105
1,132,326.39
18,493
x
ALL
5,842

12,651
Bank Of America Corp
Common
060505104
1,184,173.20
26,852
x
ALL
10,110

16,742
Bed Bath & Beyond
Common
075896100
5,783,770.44
158,286
x
ALL
111,335

46,951
BB&T Corporation
Common
054937107
1,365,337.96
34,937
x
ALL
23,832

11,105
Beacon Roofing Supply
Common
073685109
1,668,184.16
76,225
x
ALL
58,805

17,420
Biomet Incorporated
Common
090613100
4,084,004.10
112,507
x
ALL
68,730

43,777
Bristol-Myers Squibb Co
Common
110122108
504,108.00
19,800
x
ALL
1,900

17,900
BP PLC Sponsored ADRs
Common
055622104
683,592.00
10,955
x
ALL
10,955

0
Citigroup Inc
Common
172967101
1,254,230.46
27,909
x
ALL
19,309

8,600
C H Robinson Worldwide
Common
12541W100
1,799,015.36
34,912
x
ALL
23,952

10,960
Capital One Financial Cp
Common
14040H105
381,327.00
5,100
x
ALL
3,900

1,200
Cisco Systems Inc
Common
17275R102
534,714.21
29,889
x
ALL
7,614

22,275
Cintas Corp
Common
172908105
4,795,967.07
116,097
x
ALL
87,072

29,025
CUNO, Incorporated
Common
126583103
1,779,635.70
34,630
x
ALL
19,545

15,085
ChevronTexaco Corporation
Common
166764100
544,498.78
9,338
x
ALL
2,486

6,852
Dominion Res Inc Va New
Common
25746U109
559,118.16
7,512
x
ALL
6,937

575
Donaldson
Common
257651109
3,219,768.60
99,745
x
ALL
72,600

27,145
Du Pont E I De Nemour&Co
Common
263534109
402,234.00
7,850
x
ALL
1,550

6,300
Dell Inc
Common
24702R101
555,937.40
14,470
x
ALL
6,570

7,720










Page Total


48,716,752.84





















9/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Emerson Electric Co
Common
291011104
896,488.51
13,807
x
ALL
8,777

5,030
Equitable Res Inc
Common
294549100
861,600.00
15,000
x
ALL
15,000

0
Expeditors Intl Wash
Common
302130109
267,750.00
5,000
x
ALL
850

4,150
Fastenal Co
Common
311900104
924,892.50
16,725
x
ALL
10,450

6,275
Factset Research Systems
Common
303075105
2,467,695.56
74,756
x
ALL
44,513

30,243
Fifth Third Bancorp
Common
316773100
300,860.00
7,000
x
ALL
7,000

0
Fortune Brands Inc
Common
349631101
865,159.90
10,730
x
ALL
6,730

4,000
Freddie Mac Voting Shs
Common
313400301
1,193,216.00
18,880
x
ALL
13,855

5,025
Forward Air, Inc.
Common
349853101
2,287,184.70
53,715
x
ALL
37,165

16,550
General Electric Company
Common
369604103
5,129,232.64
142,242
x
ALL
66,538

75,704
Galleher Group PLC
Common
363595109
227,960.00
4,000
x
ALL
0

4,000
Gentex Corp
Common
371901109
3,767,071.00
118,090
x
ALL
83,615

34,475
GlaxoSmithkline PLC  ADRs
Common
37733W105
287,275.52
6,256
x
ALL
1,350

4,906
H C C Insurance Holdings
Common
404132102
4,902,211.20
135,570
x
ALL
105,205

30,365
Home Depot Inc
Common
437076102
230,663.68
6,032
x
ALL
282

5,750
Harley Davidson Inc
Common
412822108
4,608,150.56
79,781
x
ALL
56,605

23,176
Hewitt Associates Inc
Common
42822Q100
212,800.00
8,000
x
ALL
0

8,000
Harte-Hanks Incorporated
Common
416196103
2,862,106.00
103,850
x
ALL
76,795

27,055
Hlth Mgmt Assoc Cl A
Common
421933102
4,497,069.50
171,775
x
ALL
119,760

52,015
Int'l Business Machines
Common
459200101
458,270.70
5,015
x
ALL
809

4,206
Intel Corp
Common
458140100
2,072,394.76
89,212
x
ALL
33,643

55,569
Johnson & Johnson
Common
478160104
5,141,366.64
76,554
x
ALL
47,132

29,422
Kimberly-Clark Corp
Common
494368103
423,958.50
6,450
x
ALL
1,700

4,750
Kinder Morgan Inc
Common
49455P101
488,265.00
6,450
x
ALL
1,750

4,700










Page Total


45,373,642.87
















9/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Kinder Morgan Energy
Common
494550106
157,500.00
3,500
x
ALL
0

3,500
Carmax Inc
Common
143130102
5,469,345.00
173,630
x
ALL
130,350

43,280
Coca Cola Company
Common
191216100
402,615.54
9,662
x
ALL
6,462

3,200
Littelfuse Inc
Common
537008104
984,414.00
34,360
x
ALL
23,120

11,240
Linear Technology Corp
Common
535678106
3,751,545.06
97,926
x
ALL
71,690

26,236
Lilly Eli & Company
Common
532457108
1,374,189.60
26,376
x
ALL
16,816

9,560
Lowes Companies Inc
Common
548661107
5,654,079.42
99,038
x
ALL
57,438

41,600
Moodys Corp
Common
615369105
1,463,566.00
18,100
x
ALL
19,120

-1,020
Medtronic Inc
Common
585055106
5,917,791.55
116,149
x
ALL
67,438

48,711
Manulife Financial Corp
Common
56501R106
411,872.40
8,595
x
ALL
750

7,845
McGraw-Hill Cos
Common
580645109
3,404,058.75
39,015
x
ALL
24,380

14,635
Markel Corp
Common
570535104
8,104,149.96
23,476
x
ALL
2,800

20,676
3m Company
Common
88579Y101
591,261.00
6,900
x
ALL
2,700

4,200
Altria Group Inc
Common
02209S103
4,684,016.48
71,632
x
ALL
34,643

36,989
Merck & Co Inc
Common
589331107
391,029.60
12,080
x
ALL
2,200

9,880
Marlin Business Services
Common
571157106
2,137,556.30
104,885
x
ALL
78,370

26,515
Microsoft Corp
Common
594918104
445,042.21
18,413
x
ALL
7,503

10,910
National Instruments Corp
Common
636518102
2,186,451.50
80,830
x
ALL
59,125

21,705
North Fork Bancorp Inc
Common
659424105
3,388,052.64
122,136
x
ALL
81,342

40,794
Nokia Corp Sponsored ADR
Common
654902204
3,242,695.21
210,155
x
ALL
143,370

66,785
Nuveen VA Premium Fund
Common
67064R102
402,667.57
24,301
x
ALL
24,301

0
Norfolk Southern Corp
Common
655844108
309,367.50
8,350
x
ALL
900

7,450
Omnicare Inc
Common
681904108
907,520.00
25,600
x
ALL
19,150

6,450
Oracle Corporation
Common
68389X105
290,472.00
23,275
x
ALL
10,750

12,525










Page Total


56,071,259.29





















9/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Paychex Inc
Common
704326107
3,732,388.86
113,723
x
ALL
81,150

32,573
Plum Creek Timber Co
Common
729251108
1,219,083.60
34,148
x
ALL
12,921

21,227
Pepsico Incorporated
Common
713448108
4,359,861.45
82,215
x
ALL
49,183

33,032
Pfizer Incorporated
Common
717081103
2,960,331.83
112,689
x
ALL
51,414

61,275
Procter & Gamble Co
Common
74271810
524,700.00
9,900
x
ALL
5,000

4,900
Progressive Corp.
Common
743315103
293,632.00
3,200
x
ALL
3,192

8
PNC Finl Svcs Group
Common
693475105
1,853,280.00
36,000
x
ALL
36,000

0
PPG Industries
Common
693506107
822,480.00
11,500
x
ALL
10,700

800
Royal Dutch Petroleum
Common
780257804
594,335.96
9,899
x
ALL
3,399

6,500
Resmed Inc
Common
761152107
3,097,600.80
54,922
x
ALL
37,170

17,752
The Southern Company
Common
842587107
510,807.84
16,048
x
ALL
4,498

11,550
Suntrust Banks Inc
Common
867914103
731,006.01
10,143
x
ALL
9,344

799
Sysco Corp
Common
871829107
3,640,967.40
101,703
x
ALL
75,275

26,428
Tiffany & Co New
Common
886547108
5,360,265.60
155,280
x
ALL
112,960

42,320
Texas Instruments Inc
Common
882508104
3,010,241.55
118,095
x
ALL
91,430

26,665
Utd Dominion Realty Tr
Common
910197102
299,317.54
14,342
x
ALL
1,900

12,442
United Parcel Service B
Common
911312106
1,254,765.00
17,250
x
ALL
6,900

10,350
United Technologies Corp
Common
913017109
365,976.00
3,600
x
ALL
400

3,200
Viacom Inc Non Vtg Cl B
Common
925524308
414,755.64
11,908
x
ALL
11,908

0
Vodafone Group Plc Adr
Common
92857W100
6,122,106.96
230,501
x
ALL
124,125

106,376
Verizon Communications
Common
92343V104
476,516.50
13,423
x
ALL
10,027

3,396
Waters Corp
Common
941848103
1,962,544.65
54,835
x
ALL
37,835

17,000
Wachovia Corp New
Common
929903102
1,284,737.42
25,235
x
ALL
18,424

6,811
Wells Fargo & Co New
Common
949746101
829,186.80
13,866
x
ALL
6,266

7,600










Page Total


42,720,889.41
















9/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 5










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Wilmington Trust Corp
Common
971807102
682,344.00
19,440
x
ALL
8,000

11,440
Washington Mutual Inc
Common
939322103
1,340,551.00
33,938
x
ALL
23,238

10,700
Washington Real Est
Common
939653101
281,750.00
9,800
x
ALL
5,800

4,000
Wrigley Wm JR Co
Common
982526105
577,016.00
8,800
x
ALL
6,800

2,000
Wyeth
Common
983024100
1,204,028.10
28,545
x
ALL
12,528

16,017
Exxon Mobil Corporation
Common
30231G102
5,285,030.00
88,675
x
ALL
44,376

44,299
Dentsply Intl Inc
Common
249030107
647,479.00
11,900
x
ALL
8,700

3,200
Zimmer Holdings Inc
Common
98956P102
596,958.32
7,672
x
ALL
3,700

3,972










Page Total


10,615,156.42
















Grand Total


206,497,700.83







